Share Option and Warrant Reserves (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Option and Warrant Reserves
Exploration and evaluation costs	$ 473,000	$ 528,000
Fees, salaries and other employee benefits	1,573,000	2,002,000
Recognized in net loss from continuing operations	2,046,000	2,530,000
Recognized in net loss from discontinued operations	0	239,000
Total share-based compensation expense	$ 2,046,000	$ 2,769,000